Other Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013		Apr. 30, 2012
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	$ (2,388.1)		$ (2,443.5)
Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(2,388.1)	[1]	(2,443.5)	[1]
Total financial instruments measured at fair value	(2,337.4)		(2,421.3)
Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	21.6	[2]	14.7	[2]
Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	26.6	[2]	20.4	[2]
Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.6	[2]	1.1	[2]
Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	1.4	[3]	(13.4)	[3]
Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.5	[3]	(0.6)	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(803.6)	[1]	(777.0)	[1]
Total financial instruments measured at fair value	(780.7)		(774.0)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	21.6	[2]	14.7	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.6	[2]	1.1	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.7	[3]	(12.8)	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]	0	[3]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(1,584.5)	[1]	(1,666.5)	[1]
Total financial instruments measured at fair value	(1,556.7)		(1,647.3)
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	26.6	[2]	20.4	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.7	[3]	(0.6)	[3]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.5	[3]	(0.6)	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	0	[1]	0	[1]
Total financial instruments measured at fair value	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	$ 0	[3]	$ 0	[3]

[1]	Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.
[2]	Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques that utilize inputs which are derived principally from or corroborated by observable market data. As of April 30, 2013, our municipal obligations are scheduled to mature as follows: $1.0 in 2014, $2.2 in 2015, $0.6 in 2016, $1.8 in 2017, and the remaining $21.0 in 2018 and beyond.
[3]	Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets. For additional information, see Note 12: Derivative Financial Instruments.